UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-206582-13

Central Index Key Number of Issuing entity:  0001723306

Morgan Stanley Capital I Trust 2017-HR2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206582

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682532

Starwood Mortgage Funding III LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of Sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

This Form ABS-EE/A amends the Form ABS-EE (the “Original Form ABS-EE”), filed with the Securities and Exchange Commission on April 1, 2019, Accession Number 0001056404-19-003466, with respect to Morgan Stanley Capital I Trust 2017-HR2. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the Original Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A, pursuant to Regulation S-T, 232.201(d).  Technical difficulties prevented the timely filing of the Asset Data File and any asset related documents as an exhibit to the Original Form ABS-EE.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ George Kok
George Kok, President

Dated : April 5, 2019

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File
EX 103	Asset Related Document